Other non-current assets (Tables)	12 Months Ended
Mar. 31, 2018
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Summary of Other Noncurrent Assets
As at March 31,
	2017	2018	2018
	(₹ in million)	(₹ in million)	(US dollars in million)
Financial
Bank Deposits[1]	91	1,238	19
Site restoration assets[2]	3,859	4,705	72
Claims receivable	71	646	10
Trade receivables[3]	13,540	21,485	331
Others	1,739	1,975	30
Total - Financial	19,300	30,049	462

Non Financial
Deposits with Government Authorities	3,726	5,961	91
Claims and other receivable	11,990	7,897	120
Total - Non Financial	15,716	13,858	211

	35,016	43,907	673

[1]	includes fixed deposit of ₹ 199 million ($ 3 million) under lien with bank and ₹ 1,035 million ($ 16 million) under interest reserve created against interest payment on loans from banks as at March 31, 2018
[2]	includes deposit in Site Restoration Fund of ₹ 3,275 million and ₹ 3,986 million ($ 61 million) and investment in a rehabilition trust of ₹ 584 million and ₹ 719 ($ 11 million) as at March 2017 and March 31, 2018, respectively.
[3]	Other non-current assets and Trade and other receivables include receivables (net of provisions) of the power division aggregating to (a) ₹ 8,930 million and ₹ 7,670 million ($ 118 million) as at March 31, 2017 and March 31, 2018 respectively held back by a customer, owing to certain disputes relating to computation of tariffs and differential revenue recognised with respect to tariffs pending finalisation by the state electricity regulatory commission; (b) ₹ 5,830 million and ₹ 8,020 million ($ 123 million) as at March 31, 2017 and March 31, 2018 respectively held back by another customer on account of disputes mainly relating to the determination of the calorific value of coal which has been adjudicated in favour of the Group by the Hon’ble Supreme Court of India and (c) ₹ 2,620 million and ₹ 8,310 million ($ 128 million) as at March 31, 2017 and March 31, 2018 respectively relating to tax benefits available at the time of plant set up and certain other matters, which the Group has litigated. In all these matters, the Group has obtained separate independent legal advice(s) or considered favourable judgements in support of their claim and believes that it is highly probable that the matters would be settled in their favour and does not expect any material loss on ultimate settlement.